Segmental analysis - Schedule of Operating Segments (Details) £ in Millions	6 Months Ended
	Jun. 30, 2021 GBP (£) Segment	Jun. 30, 2020 GBP (£)	Dec. 31, 2020 GBP (£)
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Number of reporting segments | Segment	2
Net interest income	£ 5,376	£ 5,614
Other income	1,931	2,152
Total income	7,307	7,766
Costs	(4,564)	(4,431)
Impairment credit	677	(3,625)
Profit (loss) before tax	3,420	(290)
Segment income	7,307	7,766
Segment external assets	609,622		£ 599,939
Segment external liabilities	566,892		558,821
Retail
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Net interest income	4,187	4,202
Other income	829	927
Total income	5,016	5,129
Costs	(2,819)	(2,879)
Impairment credit	89	(2,095)
Profit (loss) before tax	2,286	155
Segment income	5,016	5,129
Commercial Banking
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Net interest income	1,112	1,180
Other income	379	300
Total income	1,491	1,480
Costs	(886)	(827)
Impairment credit	585	(1,328)
Profit (loss) before tax	1,190	(675)
Segment income	1,491	1,480
Other
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Net interest income	77	232
Other income	723	925
Total income	800	1,157
Costs	(859)	(725)
Impairment credit	3	(202)
Profit (loss) before tax	(56)	230
Segment income	800	1,157
External income
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	7,307	7,766
Segment income	7,307	7,766
Segment external assets	609,622		599,939
Segment external liabilities	566,892		558,821
External income | Retail
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	5,710	5,951
Segment income	5,710	5,951
Segment external assets	369,679		359,171
Segment external liabilities	314,808		295,216
External income | Commercial Banking
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	1,293	1,223
Segment income	1,293	1,223
Segment external assets	79,909		83,155
Segment external liabilities	130,508		126,008
External income | Other
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	304	592
Segment income	304	592
Segment external assets	160,034		157,613
Segment external liabilities	121,576		£ 137,597
Inter-segment income (expense)
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	0	0
Segment income	0	0
Inter-segment income (expense) | Retail
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	(694)	(822)
Segment income	(694)	(822)
Inter-segment income (expense) | Commercial Banking
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	198	257
Segment income	198	257
Inter-segment income (expense) | Other
SEGMENTAL ANALYSIS (Details) - Schedule Of Operating Segments [Line Items]
Total income	496	565
Segment income	£ 496	£ 565